Note 20 - Continuing Involvement Accounting (Detail) - Continuing Involvement Accounting [Member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying amount of the original assets transferred [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	€ 1,043	€ 1,059
Non-trading financial assets mandatory at fair value through profit and loss	317	328
Carrying amount of the assets continued to bel recognised [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	28	34
Non-trading financial assets mandatory at fair value through profit and loss	16	16
Continuing Involvement Accounting, Associated Liabilities [Member]
Continuing Involvemnt Accounting [Line Items]
Carrying amount of associated liabilities	€ 78	€ 95